Property, Equipment and Software (Details)	12 Months Ended					6 Months Ended	12 Months Ended		48 Months Ended	1 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 William Lei Ding CNY	Jun. 30, 2010 Guangzhou CNY	Dec. 31, 2010 Guangzhou CNY	Dec. 31, 2009 Guangzhou CNY	Jun. 30, 2010 Guangzhou CNY	Jul. 31, 2010 Guangzhou William Lei Ding CNY	Dec. 31, 2009 Guangzhou William Lei Ding CNY	Dec. 31, 2012 Guangzhou William Lei Ding SquareMeter	Dec. 31, 2012 Building and Decoration CNY	Dec. 31, 2011 Building and Decoration CNY	Dec. 31, 2010 Building and Decoration Guangzhou CNY	Dec. 31, 2012 Building and Decoration Hangzhou Research & Development Center CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Furniture, fixtures and office equipment CNY	Dec. 31, 2011 Furniture, fixtures and office equipment CNY	Dec. 31, 2012 Vehicles CNY	Dec. 31, 2011 Vehicles CNY	Dec. 31, 2012 Servers and computers CNY	Dec. 31, 2011 Servers and computers CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2012 Construction in progress Beijing CNY	Dec. 31, 2011 Construction in progress Beijing CNY
Summary of property, equipment and software
Gross book value	1,563,733,000	1,418,622,000											564,001,000	534,375,000	80,600,000	431,900,000	39,062,000	35,181,000	47,628,000	42,432,000	10,095,000	7,167,000	729,724,000	643,033,000	38,182,000	37,853,000	135,041,000	118,581,000	112,000,000	110,900,000
Less: accumulated depreciation	(748,707,000)	(570,153,000)
Net book value	815,026,000	848,469,000		130,821,000
Depreciation expense	184,200,000	208,300,000	153,300,000
Other information
Floor space (in square meter)												20,000
Escrow deposit previously paid by CEO to developer					62,400,000
Amount paid to property developer on behalf of Mr. Ding											13,700,000
Value of property transferred, at cost, by Mr. Ding to the Company										72,200,000
Miscellaneous property-related transfer costs							8,400,000
Payment for various improvements and installation of equipment								75,300,000
Adjusted net rental charges									33,900,000
Accrued imputed rental amount credited to accumulated depreciation account						33,900,000